Share-based compensation - Schedule of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted shares
Number of shares
Beginning balance (in shares)	56,610	63,926	1,051,492
Granted (in shares)	0	5,556,610	75,910
Vested and exercised (in shares)	(56,610)	(5,563,926)	(1,051,492)
Cancelled (in shares)	0	0	(11,984)
Ending balance (in shares)	0	56,610	63,926
W.A. grant date FV
Beginning balance (in dollars per share)	$ 14.25	$ 10.82	$ 7.84
Granted (in dollars per share)	0	14.20	10.79
Vested and exercised (in dollars per share)	14.25	14.16	7.84
Cancelled (in dollars per share)	0	0	10.62
Ending balance (in dollars per share)	$ 0	$ 14.25	$ 10.82
Number of options
Granted (in shares)	0
W.A. grant date FV
Outstanding shares (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0
Phantom share units
Number of shares
Beginning balance (in shares)	455,000	487,001	487,001
Granted (in shares)	0	0	0
Vested and exercised (in shares)	0	(32,001)	0
Cancelled (in shares)	(455,000)	0	0
Ending balance (in shares)	0	455,000	487,001
W.A. grant date FV
Beginning balance (in dollars per share)	$ 12.51	$ 12.76	$ 12.76
Granted (in dollars per share)	0	0	0
Vested and exercised (in dollars per share)	0	16.37	0
Cancelled (in dollars per share)	12.55	0	0
Ending balance (in dollars per share)	$ 0	$ 12.51	$ 12.76
W.A. grant date FV
Outstanding shares (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0
Restricted stock units
Number of shares
Beginning balance (in shares)	1,652,624	2,466,728	2,008,884
Granted (in shares)	0	336,313	819,381
Vested and exercised (in shares)	(500,000)	(1,077,081)	(326,135)
Cancelled (in shares)	(552,624)	(73,336)	(35,402)
Ending balance (in shares)	600,000	1,652,624	2,466,728
W.A. grant date FV
Beginning balance (in dollars per share)	$ 6.16	$ 9.10	$ 7.57
Granted (in dollars per share)	0	14.45	13.44
Vested and exercised (in dollars per share)	8.61	9.41	10.26
Cancelled (in dollars per share)	13.57	13.65	12.45
Ending balance (in dollars per share)	$ 7.25	$ 6.16	$ 9.10
W.A. grant date FV
Outstanding shares (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0
Stock options
Number of options
Beginning balance (in shares)	2,000,000	2,000,000	2,000,000
Granted (in shares)	0	0	0
Vested and exercised (in shares)	0	0	0
Cancelled (in shares)	(2,000,000)	0	0
Ending balance (in shares)	0	2,000,000	2,000,000
W.A. grant date FV
Beginning balance (in dollars per share)	$ 2.54	$ 2.54	$ 2.54
Granted (in dollars per share)	0	0	0
Vested and exercised (in dollars per share)	0	0	0
Cancelled (in dollars per share)	2.54	0	0
Ending balance (in dollars per share)	$ 0	$ 2.54	$ 2.54
Outstanding (in shares)	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0